LONG TERM DEBT	12 Months Ended
Dec. 31, 2020
LONG TERM DEBT
Note 6 - LONG TERM DEBT

6. LONG-TERM DEBT

		December 31	December 31
		2019	2020
(1)	Note payable bearing interest at 12.0% per annum, due December 31, 2020	$118,000	$118,000
(2)	Related Party Long term debt bearing interest at 8%, due April 15, 2021	100,257	92,602
(3)	Related Party Promissory note bearing interest at 18%, due December 31, 2020	535,021	556,331
(4)	Convertible note bearing interest at 10%, due July 15, 2021	156,438	81,018
(5)	Convertible note bearing interest at 10%, due March 2, 2021	189,444	-
(6)	Convertible note bearing interest at 10%, due December 16, 2020	-	45,184
		1,099,160	893,135
	Less current maturities	(1,099,160)	(880,579)
	Total Long-term debt	$-	$12,556

Total future minimum payments due on long-term debt as of December 31, 2020:
2021	1,099,160
2022	-
1,099,160

Our notes payable (including accrued interest) are summarized as follows:

1.

The Company issued a note payable to a related party on December 31, 2018 with a principal amount of $100,000 bearing interest at a rate of 12% per annum, with quarterly accrued interest payments and with a balloon payment due by the maturity date of December 31, 2019. The balloon payment due on December 31, 2019 was not made and the Company issued, in exchange for the original note, a new note dated December 31, 2019 with a principal amount of $100,000 bearing interest at a rate of 12% per annum, with quarterly accrued interest payments and a balloon payment due on the maturity date of December 31, 2020. The amounts owing on the note as of December 31, 2019 were $100,000 of principal plus $18,000 of accrued interest. In January of 2021, $136,000 of principal and accrued interest was converted into 2,720,000 shares of Common Stock.

2.

The Company issued a note payable to a related party on December 31, 2018 with a principal amount of $714,000, bearing interest at a rate of 18% per annum, with monthly principal and accrued interest payments and with a balloon payment due by the maturity date of December 31, 2019. The balloon payment due on December 31, 2019 was not made and the Company issued, in exchange for the original note, a new note dated December 31, 2019 with a principal amount of $556,000, bearing interest at a rate of 18% per annum, with monthly principal and accrued interest payments and a balloon payment due by the maturity date of December 31, 2020. The amounts owing on the note as of December 31, 2019 were $556,000 of principal plus a nominal amount of accrued interest. As of December 31, 2020, $535,021 of principal was outstanding on this note payable. Subsequent to the end of fiscal 2020, the maturity on note payable to the related party was extended to a new 2-year term note payable bearing interest rate payable of 18% per annum with a maturity date of December 31, 2023. The note will pay monthly cash interest only in the first year (12 months) of note payable term. In the 2nd year, the note payable will be repaid with 12 monthly installment payments of interest and principal until fully repaid.

3.

In August 2019, the Company signed a $78,000 convertible promissory note payable to a finance company due twelve months after issuance and received $75,000 net of closing fees. Interest at 10% per annum not due until maturity. The amounts owing on the convertible note as of December 31, 2019 were $78,000 in principal with accrued interest of $3,000. One hundred eighty (180) days following the date of funding and thereafter, the note was convertible into common stock of the Company (“Common Stock”). The conversion price of the Note was 61% of the Market Price (as defined in the Note) for the Common Stock (a discount of 39%). The conversion price was determined on the basis of the average of the three (3) lowest closing bid prices for the Common Stock during the prior fifteen (15) trading day period. There was an ascending prepayment penalty percentage applied should the Company prepay the note during the first one hundred eighty (180) days after which the Company had no right of prepayment. The note holder was limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. This convertible promissory note was converted in full in 2020.

4.

In December 2019, the Company signed a $45,000 convertible promissory note payable to a second finance company due twelve (12) months after issuance and received $40,000 net of closing fees. Interest at 10% per annum is not due until maturity. The amounts owing on the convertible note as of December 31, 2019 were $45,000 of principal and a nominal amount of accrued interest. One hundred eighty (180) days following the date of funding and thereafter, the note was convertible into common stock of the Company (“Common Stock”). The conversion price of the Note was 61% of the Market Price (as defined in the Note) for the Common Stock (a discount of 39%). The conversion price was determined on the basis of the lowest traded price for the Common Stock during the prior twenty (20) trading day period. There was an ascending prepayment penalty percentage applied should the Company prepay the note during the first one hundred eighty (180) days after which the Company had no right of prepayment. The note holder was limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. This convertible promissory note was paid off in December of 2020.